CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 48,276	$ 87,658
Receivables	623	393
Inventory	16,535	26,000
Prepaids and deposits	5,595	4,795
Current portion of other assets	6,280	2,650
Total current assets	77,309	121,496
Non-current assets
Other assets	2,487	0
Restricted cash and cash equivalents	32,902	30,777
Long-term receivable	0	1,427
Property, plant and equipment	529,261	502,649
Total non-current assets	564,650	534,853
Total assets	641,959	656,349
Current liabilities
Accounts payable	10,622	8,533
Accrued liabilities	6,612	5,533
Current portion of long-term debt	21,288	58
Less current portion	946	0
Current portion of other liabilities	46,181	15,795
Total current liabilities	85,649	29,919
Non-current liabilities
Deferred tax liabilities	8,020	19,853
Long-term debt	94,588	41,378
Long-term portion	70,680	92,849
Non-current portion of other liabilities	49,610	65,372
Total non-current liabilities	222,898	219,452
Total liabilities	308,547	249,371
EQUITY
Share capital	354,470	350,198
Reserves	15,042	13,683
Surplus / (deficit)	(36,100)	43,097
Total equity	333,412	406,978
Total liabilities and equity	$ 641,959	$ 656,349